Investments - Cost, Amortized Cost, and AFS Fixed Maturity Securities Unrealized Loss Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Investments
Percentage of gross unrealized losses in a continuous loss position for less than twelve months	54.00%
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years		$ 243
Due after ten years		3,743
Total		3,986
Fair Value
Due after one year through five years		241
Due after ten years		3,728
Total Fair Value		3,969
Fixed maturity securities
Fair Value
Total Fair Value	$ 2,706
Fixed maturity securities on deposit with various governmental authorities	$ 813	$ 831